Vessels in Operation, less Accumulated Depreciation - Schedule of Vessels in Operation, Less Accumulated Depreciation (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Cost	$ 1,095,245	$ 1,070,627
Accumulated Depreciation	(248,306)	(234,146)
Drydock expenditure - in progress		56
Net book value	$ 846,939	$ 836,537	$ 817,875